Segment Reporting - Summary of Reportable Segments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of reportable segments [line items]
Exceptional impairment losses	$ 2,371	$ 409	$ 0
Exceptional items	(4,385)	(1,453)	(952)
Other income	510	777	393
Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Exceptional items	(1,308)	413	19
Group and unallocated items/eliminations [member] | Samarco dam failure [member]
Disclosure of reportable segments [line items]
Exceptional items	(14)	(32)	(31)
Other income	$ 34	$ 489	$ 50